CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		189 Months Ended	195 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash Flows from Operating Activities:
Net Loss	$ (20,301)	$ (20,736)	$ (32,830)	$ (27,368)	$ (206,969)	$ (227,270)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	4	4	10	2	2,363	2,367
Amortization of deferred financing costs	0	0	0	0	320	320
Amortization debt discount	6,016	2,163	6,016	4,508	30,225	36,241
Derivative valuation gain/(loss)	(548)	309	(728)	(54)	(782)	(1,330)
Accrued interest converted to stock	0	0	0	0	260	260
Accreted interest on convertible promissory note	0	0	0	0	1,484	1,484
Stock-based compensation costs	1,897	5,951	8,445	2,004	19,859	21,756
Stock and warrants issued for services and other expenses	0	3,470	10,934	4,559	20,269	20,269
Loan conversion inducement	0	125	7,944	4,673	18,234	18,234
Valuation of reclassified equity contracts	(491)	1,462	(8,821)	0	(15,579)	(16,071)
Asset impairment loss and loss (gain) on sale of properties	0	0	0	0	(936)	(936)
Loss on facility sublease	0	0	0	0	895	895
Increase (decrease) in cash resulting from changes in assets and liabilities:
Accounts receivable	(195)	0				(195)
Prepaid expenses and other current assets	(166)	17	(8)	(64)	616	450
Accounts payable and accrued expenses	5,427	2,194	1,356	745	7,146	25,642
Related party accounts payable and accrued expenses			793	4,619	13,069
Deposits and other non-current assets	(17)	0				(17)
Accrued loss on sublease	0	0	0	0	(265)	(265)
Deferred rent	0	0	0	0	410	410
Net Cash used in Operating Activities	(8,374)	(5,041)	(14,707)	(6,376)	(117,200)	(125,574)
Cash Flows from Investing Activities:
Purchase of property and equipment, net	(27)	(3)	(49)	(41)	(5,093)	(5,120)
Proceeds from sale of property and equipment	0	0	0	0	258	258
Proceeds from sale of intellectual property	0	0	0	0	1,816	1,816
Proceeds from sale of marketable securities	0	0	0	0	2,000	2,000
Refund of security deposit	0	0	0	0	(3)	(3)
Transfer of restricted cash	0	0	0	0	(1,035)	(1,035)
Net Cash used in Investing Activities	(27)	(3)	(49)	(41)	(2,057)	(2,084)
Cash Flows from Financing Activities:
Proceeds from issuance of note payable	0	6,222	2,130	1,140	7,980	19,230
Proceeds from issuance of convertible notes payable to related parties	8,500	500	600	0	1,900	10,400
Proceeds from issuance of note payable to related parties			0	0	11,250
Repayment of note payable to related parties	0	0	(450)	(900)	(8,050)	(8,050)
Proceeds from issuance of convertible promissory note and warrants, net of issuance costs	0	0	7,242	2,992	23,333	23,333
Repayment of convertible promissory note	0	(350)	(399)	(551)	(1,069)	(1,069)
Borrowing under line of credit, Northwest Hospital	0	0	0	0	2,834	2,834
Repayment of line of credit, Northwest Hospital	0	0	0	0	(2,834)	(2,834)
Payment on capital lease obligations	0	0	0	0	(323)	(323)
Payments on note payable	0	0	0	0	(420)	(420)
Proceeds from issuance preferred stock, net	0	0	0	0	28,708	28,708
Proceeds from exercise of stock options and warrants	0	0	0	0	228	228
Proceeds from issuance common stock, net	347	5,340	5,501	3,838	59,075	59,422
Proceeds from sale of stock warrant	0	4	0	90	90	90
Payment of preferred stock dividends	0	0	0	0	(1,251)	(1,251)
Series A preferred stock redemption fee	0	0	0	0	(1,700)	(1,700)
Deferred financing costs	0	0	0	0	(320)	(320)
Net Cash provided by Financing Activities	8,847	11,716	14,624	6,609	119,431	128,278
Effect of exchange rates on cash and cash equivalents	(40)	(123)	3	(104)	(150)	(190)
Net increase (decrease) in cash and cash equivalents	406	6,549	(129)	88	24	430
Cash and cash equivalents at beginning of period	24	153	153	65	0	0
Cash and cash equivalents at end of period	430	6,702	24	153	24	430
Supplemental disclosure of cash flow information - Cash paid during the period for interest	0	0	0	0	1,879	1,879
Supplemental schedule of non-cash financing activities:
Equipment acquired through capital leases	0	0	0	0	285	285
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	0	0	12,349	12,349
Issuance of common stock in connection with conversion of liabilities	4,658	1,920	15,769	1,786	19,055	23,713
Modification of preferred stock warrants			0	0
Warrants issued on Series A and Series A-1 preferred stock dividends	0		0	0	4,664	4,664
Liability for reclassified equity contracts	29,412	0	0			29,412
Common stock warrant liability		0	0	0	11,841
Accretion of mandatorily redeemable Series A preferred stock redemption obligation	0	0	0	0	1,872	1,872
Debt discount on promissory notes	5,520	4,862	5,410	3,254	19,501	25,021
Conversion of convertible promissory notes and accrued interest to stock			0	0
Issuance of Series C preferred stock warrants in connection with lease agreement	0	0	0	0	43	43
Issuance of common stock or notes to settle accounts payable	734	0	0	0	4	738
Liability for and issuance of common stock and warrants to Medarex	0	0	0	0	840	840
Issuance of common stock to landlord	0	0	0	0	35	35
Deferred compensation on issuance of stock options and restricted stock grants	0	0	0	0	759	759
Cancellation of options and restricted stock	0	0	0	0	849	849
Financing of prepaid insurance through note payable	0	0	0	0	491	491
Stock subscription receivable	0	0	0	0	480	480
Series Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Modification of preferred stock warrants	0	0	0	0	2,306	2,306
Series A1 Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Modification of preferred stock warrants	0	0	0	0	16,393	16,393
Conversion of convertible promissory notes and accrued interest to stock	0	0	0	0	7,707	7,707
Series D Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Conversion of convertible promissory notes and accrued interest to stock	0	0	0	0	5,324	5,324
Common Stock [Member]
Supplemental schedule of non-cash financing activities:
Conversion of convertible promissory notes and accrued interest to stock	$ 0	$ 0	$ 0	$ 0	$ 269	$ 269